Leases - Schedule of Supplemental Cash Flow Information Related to Leases (Details) $ in Thousands	6 Months Ended
Mar. 31, 2020 USD ($)
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities, operating lease costs	$ 1,312
Right-of-use assets obtained in exchange for new lease obligations, operating lease costs	$ 2,000